PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Financial information of the group's VIEs
Cash and cash equivalents	¥ 17,000		¥ 19,818		$ 2,465	¥ 19,900
Short-term investments	25,545		29,566		3,703
Accounts receivable, net	5,486		4,649		795
Prepayments and other current assets	10,169		9,032		1,475
Total assets	191,691		191,859		27,793
Short-term debt	4,100
Accounts payable	7,569		6,019		1,097
Advance from customers	8,278		7,535		1,200
Other payables and accruals	7,413		7,301		1,076
Total liabilities	78,672		81,403		$ 11,407
Cost of revenues	4,513	$ 654	4,598	¥ 4,031
Net loss	1,367	201	(645)	(3,269)
Net cash (used in)/provided by operating activities	2,641	380	2,475	(3,823)
Net cash provided by investing activities	1,136	164	(4,148)	(3,821)
Net cash provided by/(used in) financing activities	(6,717)	$ (975)	3,919	6,025
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs	2,000
Cash and cash equivalents	2,891		7,084
Short-term investments	2,643		1,612
Accounts receivable, net	606		2,480
Prepayments and other current assets	2,375		2,208
Investments (non-current)	2,121		3,980
Total assets	17,480		28,122
Less: Inter-company receivables (Note i)	(4,852)		(8,810)
Total assets excluding inter-company receivables	12,628		19,312
Short-term debt	5,215		5,310
Accounts payable	1,497		1,944
Advance from customers	1,212		1,892
Other payables and accruals	2,095		2,473
Total liabilities	15,558		25,045
Less: Inter-company payables	(5,150)		(12,946)
Total liabilities excluding inter-company payables	10,408		12,099
Net revenues	4,335		6,035	6,513
Cost of revenues	2,292		2,557	2,471
Net loss	(495)		(119)	(254)
Net income before the deduction of inter-company consulting fee charges	1,200		1,500	1,500
Net cash (used in)/provided by operating activities	(1,677)		1,271	(597)
Net cash provided by investing activities	4,317		618	349
Net cash provided by/(used in) financing activities	(6,957)		(1,566)	255
Service fees paid by VIEs	¥ 1,700		¥ 1,700	¥ 1,700
Variable interest entities | Revenue | Revenue from Rights Concentration Risk
Financial information of the group's VIEs
Revenues as a percent of total	22.00%	22.00%	30.00%	36.00%